Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 1,802,125
Goodwill, Impairment Loss	8,149,525
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	0	0
Value Added Tax, Rate	6.00%
Business Tax On Services Provided, Expense	1,425,835	598,044	639,880
Value Added Tax Payable, As A Percentage of Subscription-Based Revenue, Threshold For Refund Of Excess Value Added Tax	3.00%
Value Added Tax Receivable	425,908	639,936	1,348,564
Advertising Expense	7,505,506	2,391,762	753,107
Payments for Commissions	11,546,126	3,125,982	161,035
Cost Method Investments	1,217,617	1,138,899	802,202
Value Added Tax On Subscription-Based Revenue [Member] | The Group's PRC Subsidiaries, VIEs and VIEs' Subsidiaries [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Value Added Tax, Rate	17.00%
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Business Tax On Services Provided	3.00%
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Business Tax On Services Provided	5.00%
Denominated in RMB [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash Equivalents, at Carrying Value	$ 19,726,992	$ 26,974,664	$ 26,848,249